Stock-Based Compensation - Market-Based RSUs and RSAs (Details) - Market-Based RSUs and RSAs	12 Months Ended
Dec. 31, 2023 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.60%
Expected price volatility	50.00%
Cost of equity	23.60%
Expected term (years)	5 years
Fair value of Class A Common stock (in dollars per share)	$ 10,000.00